DoubleLine Selective Credit Fund	(Unaudited)

Schedule of Investments	June 30, 2025

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 0.0%(a)
	Waterfall Commercial Mortgage Trust
96,402	Series 2015-SBC5-A	4.10	%(b)(c)	01/14/2026	94,955
	Total Asset Backed Obligations (Cost $96,402)				94,955
COLLATERALIZED LOAN OBLIGATIONS - 0.2%
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-DR (3 mo. Term SOFR + 7.41%, 0.00% Floor)	11.67	%(c)	07/15/2029	1,000,133
	Total Collateralized Loan Obligations (Cost $1,000,000)				1,000,133
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.1%
	JP Morgan Chase Commercial Mortgage Securities
350,000	Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)	7.16	%(c)	07/05/2033	221,375
	Morgan Stanley Bank of America Merrill Lynch Trust
137,912	Series 2014-C19-C	4.00%		12/15/2047	133,742
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $482,411)				355,117
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 97.1%
	Adjustable Rate Mortgage Trust
2,595,146	Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap)	4.95%		01/25/2036	2,461,082
	Ameriquest Mortgage Securities, Inc.
9,500,000	Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.44%		07/25/2035	8,525,273
	AMSR Trust
1,750,000	Series 2020-SFR2-C	2.53	%(c)	07/17/2037	1,746,117
3,222,000	Series 2024-SFR1-B	4.29	%(c)(d)	07/17/2041	3,137,394
2,500,000	Series 2025-SFR1-B	3.66	%(c)	06/17/2042	2,348,048
	Angel Oak Mortgage Trust LLC
4,500,000	Series 2021-5-M1	2.39	%(b)(c)	07/25/2066	3,323,735
900,000	Series 2025-7-A3	5.92	%(b)(c)	06/25/2070	914,536
1,500,000	Series 2025-7-M1	6.35	%(c)	06/25/2070	1,522,566
	Arroyo Mortgage Trust
7,539,000	Series 2019-3-M1	4.20	%(b)(c)	10/25/2048	6,909,083
	Asset Backed Securities Corp. Home Equity
3,767,673	Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor)	9.68%		01/15/2033	3,467,060
	Banc of America Alternative Loan Trust
3,382,866	Series 2007-1-3A24	6.00%		04/25/2037	2,907,946
	Banc of America Funding Corp.
727,159	Series 2006-2-2A11	5.50%		03/25/2036	626,251
751,891	Series 2007-1-TA8	6.35	%(d)	01/25/2037	702,413
2,704,757	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.67	%(c)	06/26/2036	2,238,216
	Banc of America Mortgage Securities, Inc.
899,381	Series 2006-3-1A10	6.00%		10/25/2036	767,848
	BCAP LLC Trust
7,777,671	Series 2012-RR4-6A2	5.68	%(b)(c)	11/26/2035	3,711,646
3,101,096	Series 2013-RR2-6A2	4.85	%(b)(c)	06/26/2037	2,440,260
	Bear Stearns Adjustable Rate Mortgage Trust
1,788,975	Series 2006-2-2A1	4.42	%(b)	07/25/2036	1,549,320
	Bear Stearns Alt-A Trust
1,470,011	Series 2005-10-23A1	4.88	%(b)	01/25/2036	1,361,472
5,646,265	Series 2006-3-21A1	4.49	%(b)	05/25/2036	4,046,236

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
1,236,226	Series 2006-4-31A1	4.53	%(b)	07/25/2036	728,572
	Bear Stearns Asset Backed Securities Trust
406,455	Series 2006-AC5-A1	6.75	%(d)	12/25/2036	415,485
3,436,065	Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.71%		10/25/2036	3,331,373
555,953	Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.89%		04/25/2036	558,128
	BRAVO Residential Funding Trust
3,338,118	Series 2024-NQM1-A1	5.94	%(c)(d)	12/01/2063	3,357,599
	Carrington Mortgage Loan Trust
2,989,410	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.57%		12/25/2036	2,924,539
	Chase Mortgage Finance Corp.
1,557,729	Series 2006-S2-1A9	6.25%		10/25/2036	566,539
3,688,955	Series 2006-S3-1A2	6.00%		11/25/2036	1,461,812
314,420	Series 2007-S3-1A12	6.00%		05/25/2037	134,229
	CIM Trust
8,114,693	Series 2023-R2-A1	5.50	%(b)(c)	08/25/2064	8,193,541
9,067,329	Series 2023-R4-A1	5.00	%(b)(c)	05/25/2062	9,090,091
	Citigroup Mortgage Loan Trust, Inc.
362,107	Series 2005-9-21A2	5.50%		11/25/2035	366,866
453,383	Series 2007-AR8-1A1A	3.70	%(b)	08/25/2047	395,976
3,509,530	Series 2009-10-2A2	7.00	%(b)(c)	12/25/2035	2,520,638
7,408,526	Series 2019-A-PT1	3.92	%(c)	10/25/2058	6,166,598
6,852,105	Series 2020-RP1-A1	1.50	%(b)(c)	08/25/2064	6,107,173
1,040,000	Series 2020-RP1-M1	2.00	%(b)(c)	08/25/2064	792,966
874,000	Series 2020-RP1-M2	2.50	%(b)(c)	08/25/2064	661,635
738,000	Series 2020-RP1-M3	2.75	%(b)(c)	08/25/2064	539,228
1,936,169	Series 2020-RP1-PT5	6.62	%(b)(c)	08/25/2064	1,596,970
1,129,675	Series 2021-JL1-A	2.75	%(b)(c)	02/27/2062	1,092,140
	Citimortgage Alternative Loan Trust
736,017	Series 2006-A1-1A6	6.00%		04/25/2036	711,525
3,133,862	Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.03%		05/25/2036	2,691,435
3,451,134	Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.97	%(e)(f)	05/25/2036	241,342
5,074,599	Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap)	4.93%		05/25/2037	4,234,380
5,074,599	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.17	%(e)(f)	05/25/2037	409,226
1,548,906	Series 2007-A6-1A4	6.00%		06/25/2037	1,358,126
1,055,557	Series 2007-A6-1A5	6.00%		06/25/2037	925,562
1,472,823	Series 2007-A8-A1	6.00%		10/25/2037	1,361,758
	Connecticut Avenue Securities Trust
9,141,190	Series 2024-R05-2M1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.31	%(c)	07/25/2044	9,135,506
	Countrywide Alternative Loan Trust
1,320,934	Series 2004-27CB-A6	5.50%		12/25/2034	1,178,534
752,979	Series 2005-28CB-2A7	5.75%		08/25/2035	476,411
1,837,628	Series 2005-4-1A3	5.75%		04/25/2035	1,294,548
924,596	Series 2005-46CB-A20	5.50%		10/25/2035	638,795
3,101,316	Series 2005-55CB-2A1	5.50%		11/25/2035	1,732,107
1,889,709	Series 2005-65CB-1A11	6.00%		01/25/2036	1,309,019
136,766	Series 2005-73CB-1A3	6.25%		01/25/2036	134,918
2,445,367	Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.98%		01/25/2036	1,176,106
2,445,367	Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)	0.52	%(e)(f)	01/25/2036	167,554
6,280,987	Series 2005-80CB-4A1	6.00%		02/25/2036	2,866,777
1,070,295	Series 2006-14CB-A8	6.00%		06/25/2036	580,768
10,031,640	Series 2006-31CB-A4	6.00%		11/25/2036	5,637,427
2,364,244	Series 2006-41CB-2A12	6.00%		01/25/2037	1,166,324
902,510	Series 2006-41CB-2A15	5.75%		01/25/2037	427,753
2,941,239	Series 2006-46-A6	6.00%		02/25/2047	1,424,481
1,496,765	Series 2006-7CB-2A1	6.50%		05/25/2036	613,605

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
948,013	Series 2006-8T1-1A4	6.00%		04/25/2036	444,895
930,888	Series 2006-J4-2A13	6.00%		07/25/2036	532,922
2,563,478	Series 2006-J4-2A8	6.00%		07/25/2036	1,467,560
882,962	Series 2006-J6-A5	6.00%		09/25/2036	405,389
751,767	Series 2007-13-A4	6.00%		06/25/2047	379,778
11,595,086	Series 2007-16CB-3A1	6.75%		08/25/2037	2,709,455
4,004,170	Series 2007-2CB-2A9	5.75%		03/25/2037	1,939,517
2,895,206	Series 2007-4CB-1A9	5.75%		04/25/2037	2,398,567
3,269,278	Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.79%		06/25/2047	2,834,464
	Countrywide Asset-Backed Certificates
8,279,367	Series 2005-17-1AF4	6.55	%(d)	05/25/2036	6,787,487
9,249,054	Series 2006-25-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.81%		06/25/2047	7,906,904
	Countrywide Home Loan Mortgage Pass Through Trust
81,041	Series 2006-10-1A11	5.85%		05/25/2036	31,971
1,964,678	Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.22	%(e)(f)	09/25/2036	172,428
1,964,678	Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap)	5.03%		09/25/2036	647,334
500,507	Series 2006-17-A6	6.00%		12/25/2036	222,226
1,189,096	Series 2006-19-1A7	6.00%		01/25/2037	555,884
1,529,867	Series 2006-9-A2	6.00%		05/25/2036	689,156
4,919,690	Series 2007-15-1A29	6.25%		09/25/2037	2,940,193
4,907,953	Series 2007-21-1A1	6.25%		02/25/2038	2,161,949
438,328	Series 2007-4-1A10	6.00%		05/25/2037	189,754
312,051	Series 2007-8-1A5	5.44%		01/25/2038	122,166
2,826,294	Series 2007-HYB1-2A1	4.08	%(b)	03/25/2037	2,406,870
	Credit Suisse First Boston Mortgage Securities Corp.
804,603	Series 2005-9-3A2	6.00%		10/25/2035	222,481
	Credit Suisse Management LLC
866,609	Series 2005-12-5A1	5.25%		01/25/2036	756,189
	Credit Suisse Mortgage Capital Certificates
706,067	Series 2006-6-1A10	6.00%		07/25/2036	325,822
3,254,214	Series 2006-7-10A1	6.75%		08/25/2036	1,625,511
311,498	Series 2008-2R-1A1	6.00	%(c)	07/25/2037	267,066
2,024,964	Series 2009-9R-10A2	5.50	%(c)	12/26/2035	1,143,778
3,800,000	Series 2020-AFC1-M1	2.84	%(b)(c)	02/25/2050	3,240,358
10,732,430	Series 2020-RPL1-PT1	3.30	%(b)(c)	10/25/2069	8,687,620
	Deutsche ALT-A Securities, Inc.
814,272	Series 2005-6-2A1	5.50%		12/25/2035	685,397
165,379	Series 2006-AB4-A1A	6.01	%(b)	10/25/2036	144,590
	Deutsche Mortgage Securities, Inc.
478,800	Series 2009-RS2-1A2	6.80	%(b)(c)	09/26/2036	473,086
	Ellington Financial Mortgage Trust
4,735,000	Series 2019-2-B1	4.07	%(b)(c)	11/25/2059	4,115,171
	Fannie Mae Connecticut Avenue Securities
15,889,517	Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.31	%(c)	05/25/2044	15,885,033
	First Horizon Alternative Mortgage Securities
494,331	Series 2005-FA8-1A3	5.50%		11/25/2035	226,281
1,672,910	Series 2007-FA3-A8	6.00%		06/25/2037	514,205
1,790,057	Series 2007-FA4-1A4	6.25%		08/25/2037	619,080
	First Horizon Asset Securities, Inc.
120,946	Series 2006-1-1A2	6.00%		05/25/2036	44,352
	FirstKey Homes Trust
3,000,000	Series 2020-SFR1-F1	3.64	%(c)	08/17/2037	2,982,208
9,500,000	Series 2020-SFR2-D	1.97	%(c)	10/19/2037	9,369,824
9,500,000	Series 2020-SFR2-E	2.67	%(c)	10/19/2037	9,392,970
	Freddie Mac Structured Agency Credit Risk Debt Notes
8,884,188	Series 2024-HQA1-M1 (30 day avg SOFR US + 1.25%, 0.00% Floor)	5.56	%(c)	03/25/2044	8,906,495
6,250,000	Series 2025-HQA1-M2 (30 day avg SOFR US + 1.65%, 0.00% Floor)	5.96	%(c)	02/25/2045	6,252,132
	Freedom Mortgage Parent LLC
10,000,000	Series 2021-GT1-A	3.62	%(b)(c)	07/25/2026	9,487,659

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Fremont Home Loan Trust
9,331,628	Series 2006-D-2A4 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.87%		11/25/2036	3,271,244
	Greenpoint Mortgage Funding Trust
3,146,120	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	5.80%		10/25/2045	2,488,296
	GSAMP Trust
7,193,285	Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.69%		12/25/2046	3,820,214
	GSR Mortgage Loan Trust
273,472	Series 2006-2F-3A4	6.00%		02/25/2036	118,734
1,525,384	Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.12	%(e)(f)	10/25/2036	195,287
1,525,384	Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.88%		10/25/2036	470,249
710,181	Series 2007-1F-3A14	5.75%		01/25/2037	405,673
1,535,664	Series 2007-2F-3A3	6.00%		03/25/2037	765,608
	Harborview Mortgage Loan Trust
3,302,216	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.85%		02/19/2046	3,029,684
4,361,153	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.43%		10/25/2037	3,499,166
	Home Partners of America Trust
3,657,908	Series 2019-2-C	3.02	%(c)	10/19/2039	3,498,426
3,892,366	Series 2019-2-D	3.12	%(c)	10/19/2039	3,711,289
7,326,807	Series 2019-2-E	3.32	%(c)	10/19/2039	6,981,468
	HSBC Asset Loan Obligation
1,967,443	Series 2007-1-3A6	6.00%		06/25/2037	869,851
	Indymac IMSC Mortgage Loan Trust
3,379,866	Series 2007-AR1-3A1	5.30	%(b)	06/25/2037	3,067,781
	JP Morgan Alternative Loan Trust
2,178,593	Series 2008-R2-A1	5.00	%(b)(c)	11/25/2036	1,164,994
	JP Morgan Mortgage Trust
350,140	Series 2005-S3-1A1	6.50%		01/25/2036	178,060
983,552	Series 2006-A5-3A2	4.88	%(b)	08/25/2036	766,320
1,874,690	Series 2007-S1-2A8	5.75%		03/25/2037	665,820
11,476,030	Series 2025-NQM1-A1	5.59	%(c)(d)	06/25/2065	11,526,292
	Lavender Trust/US
875,335	Series 2010-R11A-A4	6.25	%(b)(c)	10/26/2036	317,145
	Legacy Mortgage Asset Trust
9,860,562	Series 2019-RPL3-PT1	0.00	%(c)	06/25/2058	8,711,020
	Lehman Brothers Holdings, Inc.
1,256,891	Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.63	%(c)	06/25/2037	835,706
4,902,168	Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.66	%(c)	06/25/2037	3,259,502
	Lehman Mortgage Trust
667,195	Series 2007-1-1A2	5.75%		02/25/2037	674,602
	Lehman XS Trust
1,325,258	Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.77%		08/25/2046	1,237,696
	Long Beach Mortgage Loan Trust
6,384,549	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.01%		03/25/2046	2,257,972
	Mastr Adjustable Rate Mortgages Trust
4,514,415	Series 2005-6-3A2	3.77	%(b)	07/25/2035	1,505,883
	MASTR Alternative Loans Trust
779,672	Series 2004-10-5A5	5.75%		09/25/2034	776,380
	Mastr Asset Backed Securities Trust
15,071,117	Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.70%		08/25/2036	5,525,058
	Merrill Lynch Alternative Note Asset
1,322,393	Series 2007-F1-2A6	6.00%		03/25/2037	436,749
	Merrill Lynch Mortgage Investors, Inc.
996,862	Series 2006-AF1-AF3B	6.25%		08/25/2036	372,412
	MFRA Trust
4,600,000	Series 2021-NQM2-M1	2.37	%(b)(c)	11/25/2064	3,523,244
	Morgan Stanley Mortgage Loan Trust
3,340,893	Series 2005-10-4A1	5.50%		12/25/2035	1,874,226

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	NMLT Trust
4,500,000	Series 2021-INV2-B1	3.32	%(b)(c)	08/25/2056	3,413,530
	Nomura Asset Acceptance Corp.
3,018,818	Series 2006-AP1-A2	5.52	%(b)	01/25/2036	866,436
638,384	Series 2007-1-1A1A	6.50	%(d)	03/25/2047	586,086
	Onslow Bay Mortgage Loan Trust
5,756,556	Series 2025-NQM2-A1	5.60	%(c)(d)	11/25/2064	5,781,447
4,755,674	Series 2025-NQM6-A1	5.60	%(c)(d)	03/25/2065	4,778,086
10,637,227	Series 2025-NQM7-A1	5.56	%(c)(d)	05/25/2055	10,713,617
10,812,567	Series 2025-NQM8-A1	5.47	%(c)(d)	03/25/2065	10,857,479
	Opteum Mortgage Acceptance Corp.
5,997,807	Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		07/25/2036	1,973,738
	PennyMac Mortgage Investment Trust
10,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.43	%(c)	03/25/2026	10,054,911
	PR Mortgage Loan Trust
281,123	Series 2014-1-APT	5.86	%(b)(c)	10/25/2049	269,180
	Pretium Mortgage Credit Partners LLC
1,631,012	Series 2021-RN2-A1	4.74	%(c)(d)	07/25/2051	1,623,047
2,763,727	Series 2021-RN3-A1	4.84	%(c)(d)	09/25/2051	2,755,477
6,336,249	Series 2024-NPL9-A1	5.85	%(c)(d)	12/25/2054	6,348,228
	PRPM LLC
9,598,616	Series 2024-4-A1	6.41	%(c)(d)	08/25/2029	9,629,899
1,798,249	Series 2024-7-A1	5.87	%(c)(d)	11/25/2029	1,799,068
6,808,410	Series 2025-2-A1	6.47	%(c)(d)	05/25/2030	6,805,838
8,933,088	Series 2025-3-A1	6.26	%(c)(d)	05/25/2030	9,145,123
10,000,000	Series 2025-4-A1	6.18	%(c)(d)	06/25/2030	10,135,350
11,807,179	Series 2025-NQM2-A1	5.69	%(c)(d)	04/25/2070	11,881,173
	RALI Trust
972,250	Series 2005-QS12-A3	5.50%		08/25/2035	855,376
680,082	Series 2005-QS13-1A6	5.50%		09/25/2035	542,305
331,407	Series 2006-QS12-1A1	6.50%		09/25/2036	138,129
1,404,104	Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap)	4.63%		09/25/2036	1,011,013
1,404,104	Series 2006-QS12-2A13	3.02	%(f)(g)	09/25/2036	195,254
1,460,381	Series 2006-QS18-1A4	6.25%		12/25/2036	1,373,663
1,654,451	Series 2006-QS3-1A14	6.00%		03/25/2036	1,492,462
524,182	Series 2006-QS7-A2	6.00%		06/25/2036	415,507
3,850,727	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.02	%(e)(f)	01/25/2037	264,666
4,052,985	Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.98%		01/25/2037	3,006,644
524,805	Series 2007-QS11-A1	7.00%		10/25/2037	419,442
285,165	Series 2007-QS5-A1	5.50%		03/25/2037	234,724
	RBSGC Mortgage Pass Through Certificates
410,828	Series 2007-A-2A4	6.25%		01/25/2037	394,133
	Renaissance NIM Trust
15,336,140	Series 2006-2-AF2	5.76	%(d)	08/25/2036	5,428,791
9,024,934	Series 2006-3-AF4	5.81	%(d)	11/25/2036	3,037,860
	Residential Asset Securitization Trust
4,169,011	Series 2006-A12-A1	6.25%		11/25/2036	1,515,119
933,628	Series 2006-A8-1A1	6.00%		08/25/2036	591,931
	Rithm Capital Corp.
2,300,000	Series 2019-NQM4-B1	3.74	%(b)(c)	09/25/2059	1,998,215
	Securitized Asset Backed Receivables LLC
7,666,939	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.97%		03/25/2036	7,041,264
	Sequoia Mortgage Trust
159,005	Series 2013-9-AP	0.00	%(c)(h)	07/25/2043	112,893
	Starwood Mortgage Residential Trust
718,540	Series 2020-3-A1	1.49	%(b)(c)	04/25/2065	693,835
	Structured Adjustable Rate Mortgage Loan Trust
2,110,687	Series 2005-17-5A1	5.10	%(b)	08/25/2035	1,122,297
899,477	Series 2005-22-4A1	5.50	%(b)	12/25/2035	836,488
619,659	Series 2008-1-A2	4.57	%(b)	10/25/2037	474,851

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
	Structured Asset Mortgage Investments, Inc.
2,222,644	Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.79%		07/25/2046	1,946,180
2,258,065	Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.81%		07/25/2046	1,831,662
3,694,780	Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.85%		08/25/2036	3,016,926
3,303,489	Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.81%		09/25/2047	3,074,950
	Structured Asset Securities Corp.
4,500,000	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.93%		11/25/2037	3,603,910
11,490,668	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.62	%(c)	03/25/2037	9,456,098
	Velocity Commercial Capital Loan Trust
638,951	Series 2019-1-M6	6.79	%(b)(c)	03/25/2049	496,774
270,830	Series 2019-2-M5	4.93	%(b)(c)	07/25/2049	220,255
1,012,844	Series 2019-2-M6	6.30	%(b)(c)	07/25/2049	749,838
782,344	Series 2020-1-M6	5.69	%(b)(c)	02/25/2050	603,010
1,312,284	Series 2021-1-M3	2.57	%(b)(c)	05/25/2051	951,060
3,139,605	Series 2021-1-M4	2.85	%(b)(c)	05/25/2051	2,223,063
3,446,854	Series 2021-2-M4	3.08	%(b)(c)	08/25/2051	2,595,598
9,630,438	Series 2025-1-A	6.03	%(b)(c)	02/25/2055	9,735,953
9,000,000	Series 2025-3-A	5.87	%(b)(c)	06/25/2055	9,088,426
	Vericrest Opportunity Loan Transferee
3,878,591	Series 2021-NP12-A1	5.73	%(c)(d)	12/26/2051	3,869,473
562,586	Series 2021-NPL6-A1	6.24	%(c)(d)	04/25/2051	562,452
	Verus Securitization Trust
2,200,000	Series 2020-1-B1	3.62	%(b)(c)	01/25/2060	2,069,066
1,453,290	Series 2020-4-A1	2.50	%(c)(d)	05/25/2065	1,424,391
6,685,000	Series 2021-6-B1	4.05	%(b)(c)	10/25/2066	5,212,651
2,073,000	Series 2021-R2-B1	3.25	%(b)(c)	02/25/2064	1,638,038
6,534,302	Series 2024-9-A1	5.44	%(b)(c)	11/25/2069	6,549,098
10,887,091	Series 2025-4-A1	5.45	%(c)(d)	05/25/2070	10,939,481
2,036,000	Series 2025-5-M1	6.01	%(b)(c)	06/25/2070	2,060,782
	WaMu Mortgage Pass Through Certificates
5,047,875	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.36%		09/25/2046	4,246,349
7,912,602	Series 2006-AR18-1A1	3.77	%(b)	01/25/2037	6,890,879
6,032,396	Series 2007-HY7-3A1	4.36	%(b)	07/25/2037	5,535,374
	Washington Mutual Alternative Mortgage Pass-Through Certificates
770,542	Series 2005-10-2A8	6.00%		11/25/2035	749,170
2,290,558	Series 2006-5-2CB6	6.00%		07/25/2036	1,644,799
1,604,500	Series 2007-2-1A6	6.00%		04/25/2037	1,323,370
91,825	Series 2007-4-1A1	5.50%		06/25/2037	89,479
	Wells Fargo Mortgage Backed Securities Trust
302,724	Series 2006-AR4-2A1	6.14	%(b)	04/25/2036	300,276
1,685,286	Series 2007-7-A1	6.00%		06/25/2037	1,587,270
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $710,709,858)				601,619,491
SHORT TERM INVESTMENTS - 2.8%
5,843,030	First American Government Obligations Fund - U	4.28	%(i)		5,843,030
5,843,031	JPMorgan US Government Money Market Fund - IM	4.28	%(i)		5,843,031
5,843,031	MSILF Government Portfolio - Institutional	4.24	%(i)		5,843,031
	Total Short Term Investments (Cost $17,529,092)				17,529,092
	Total Investments - 100.2%(j) (Cost $729,817,763)				620,598,788
	Other Liabilities in Excess of Assets - (0.2)%				(988,552)
	NET ASSETS - 100.0%				$619,610,236

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	97.1%
Short Term Investments	2.8%
Collateralized Loan Obligations	0.2%
Non-Agency Commercial Mortgage Backed Obligations	0.1%
Asset Backed Obligations	0.0	%(a)
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

(a)	Represents less than 0.05% of net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2025, the value of these securities total $381,836,538 or 61.6% of the Fund's net assets.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)	Interest only security
(g)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h)	Principal only security
(i)	Seven-day yield as of period end.
(j)	100.0% of the total investments are based in the United States.

SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2025 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services – Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2025:

Category
Investments in Securities
Level 1
Short Term Investments	$17,529,092
Total Level 1	17,529,092
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	$601,619,491
Collateralized Loan Obligations	1,000,133
Non-Agency Commercial Mortgage Backed Obligations	355,117
Asset Backed Obligations	94,955
Total Level 2	603,069,696
Level 3	-
Total	$620,598,788
See the Schedule of Investments for further disaggregation of investment categories.